Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Payables [Abstract]
Open debts mainly in USD	$ 16,006	$ 11,167
Open debts in EUR	2,314	7,266
Open debts in NIS	9,415	6,371
Total Trade Payables	$ 27,735	$ 24,804